Segment Information and seasonality	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Segment Information and seasonality
22.	SEGMENT INFORMATION AND SEASONALITY
The Company’s major business is research and development and operates only in one single segment. The Board of directors, which allocates resources and assesses performance of the Company as a whole, has identified that the Company has only one reportable operating segment. There is no revenue from the Company’s major products and services as of June 30, 2020 and June 30, 2021.

The Company’s operations is not effected by any significant seasonality fluctuations.